Property, plant and equipment (Impairment) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016 [1]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss of property, plant and equipment (Note 7)	¥ 989,778	¥ 1,046,195	[1]	¥ 1,063,735
Impairment loss for land use rights (Note 11)	¥ 0	¥ 108,590	[1]	¥ 51,981
Power plants one [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	7.74%
Power plants two [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	7.80%
Power plants three [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	8.26%
Power plants four [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	8.63%
Power plants five [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	9.25%
Power plants six [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	9.79%
Power plants seven [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	12.84%
Coal-fired power plant one [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates		9.50%
Coal-fired power plant two [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates		9.98%
Coal-fired power plant three [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates		9.89%
Coal-fired power plant four [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates		14.74%
Hydropower plant one [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates		9.14%
Coal-fired power project one in construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss of property, plant and equipment (Note 7)	¥ 14,000
Wind power power project in construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss of property, plant and equipment (Note 7)	¥ 8,000
Coal-fired power project two in construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss of property, plant and equipment (Note 7)		¥ 242,000

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).